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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
                 -------------------------------
   Address:      One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-028-05989
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Margaret St. Clair            Wellesley, Massachusetts   May 10, 2004
   -------------------------------    ------------------------   ------------
           [Signature]                      [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               5
                                        --------------------

Form 13F Information Table Entry Total:          64
                                        --------------------

Form 13F Information Table Value Total:       $102,877
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

      1       28-05999                     Bayard D. Waring
    ------       -----------------         ---------------------------------

      2       28-05991                     Margaret N. St. Clair
    ------       -----------------         ---------------------------------

      3       28-05993                     Philip B. Waring
    ------       -----------------         ---------------------------------

      4       28-05995                     Deborah Carlson
    ------       -----------------         ---------------------------------

      5       28-05997                     Thomas B. St. Clair
    ------       -----------------         ---------------------------------

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                            FORM 13F INFORMATION TABLE

                            AMELIA PEABODY FOUNDATION
                           FORM 13F INFORMATION TABLE
                          QUARTER ENDED MARCH 31, 2004


                   COLUMN 1                           COLUMN 2           COLUMN 3        COLUMN 4      COLUMN 5
                NAME OF ISSUER                     TITLE OF CLASS         CUSIP           VALUE       SHRS OR
                                                                                        (X $1000)     PRN AMT
ACCENTURE LTD-CL A                              Foreign Common            G1150G111             620       25,000
ALLIANCE RESOURCE PARTNERS                      Partnership               01877R108           1,600       40,000
ALLIANZ AG-ADR                                  Foreign Common             18805101             109       10,000
AMERICAN CAP STRATEGIES LTD                     Common Stock               24937104           1,330       40,000
AMERIGAS PARTNERS LP                            Common Stock               30975106           1,495       50,000
AMGEN INC                                       Common Stock               31162100           2,326       40,000
APACHE CORP                                     Common Stock               37411105           3,454       80,000
APPLIED MATERIALS INC                           Common Stock               38222105           1,386       65,000
BANK AMERICA CORP                               Common Stock               60505104           2,834       35,000
BANK NEW YORK INC                               Common Stock               64057102           1,890       60,000
BARR LABS INC COM                               Common Stock               68306109             459       10,000
BAXTER INTERNATL 7.000% PFD                     Preferred Stock            71813406           1,080       20,000
BHP BILLITON LTD ADR                            Common Stock               88606108             751       40,000
BP AMOCO PLC                                    Foreign Common             55622104           2,304       45,000
CAREMARK RX INC                                 Common Stock              141705103             998       30,000
CENDANT CORP                                    Common Stock              151313103           1,463       60,000
CISCO SYSTEMS INC                               Common Stock              17275R102             236       10,000
CITIGROUP INC                                   Common Stock              172967101           3,619       70,000
CORNING INC                                     Common Stock              219350105             671       60,000
DELL INC                                        Common Stock              24702R101           1,849       55,000
DEVON ENERGY CORPORATION NEW                    Common Stock              25179M103           1,454       25,000
DOMINION RES BLACK WARRIOR TR                   UIT                       25746Q108           1,812       65,000
DOMINION RESOURCES INC VA                       Common Stock              25746U109           2,251       35,000
DUFF & PHELPS UTIL & CORPORATE                  Closed End Mtl Fnd        26432K108             227       15,000
EQUITABLE RES INC                               Common Stock              294549100           1,555       35,000
EXXON MOBIL CORPORATION                         Common Stock              30231G102           1,664       40,000
GENERAL ELECTRIC CORP                           Common Stock              369604103           1,984       65,000
GREAT PLAINS ENERGY INC                         Common Stock              391164100           2,196       65,000
GULFTERRA ENERGY PARTNERS LP                    Common Stock              40274U108           1,918       45,000
HEALTHCARE RLTY TR INC                          REIT                      421946104           2,135       50,000
HEWLETT PACKARD CO                              Common Stock              428236103             799       35,000
HSBC HOLDINGS PLC-SPONS ADR                     Foreign Common            404280406           4,163       55,653
HUGOTON ROYALTY TRUST                           Common Stock              444717102           1,648       75,000
ING GROEP NV SPONS ADR                          Foreign Common            456837103             662       30,000
INTEL CORP                                      Common Stock              458140100           2,176       80,000
INTERNATIONAL BUSINESS MACHINES                 Common Stock              459200101           3,214       35,000
ISHARES DJ US INDUSTRIAL SEC                    Common Stock              464287754             975       20,000
JDS UNIPHASE CORP                               Common Stock              46612J101             244       60,000
JP MORGAN CHASE & CO                            Common Stock              46625H100           2,937       70,000
KEYCORP NEW                                     Common Stock              493267108           1,212       40,000
KINDER MORGAN ENERGY PRTNRS LP                  Partnership               494550106           2,480       55,000
LIBERTY PPTY TR                                 Common Stock              531172104           1,125       25,000
LUCENT TECHNOLOGIES INC                         Common Stock              549463107             329       80,000
MORGAN STANLEY                                  Common Stock              617446448           2,292       40,000
NEXTEL COMMUNICATIONS INC                       Common Stock              65332V103             863       35,000
NORAM ENERGY CORP    6.000%  3/                 Conv Corp Bond            655419AC3           2,450    2,500,000
NORTEL NETWORKS CORP                            Foreign Common            656568102             386       65,000
PLUM CREEK TIMBER CO INC                        Common Stock              729251108           1,299       40,000
RITE AID CORP                                   Common Stock              767754104              54       10,000
ROYAL BK 8.500% PFD SER J                       Preferred Stock           780097853             527       20,000
SCHLUMBERGER LTD                                Foreign Common            806857108           1,916       30,000
SR HOUSING PROPERTIES TRUST REIT                Common Stock              81721M109             975       50,000
STATE STREET CORP                               Common Stock              857477103           1,825       35,000
SUNOCO LOGISTICS PARTNERS LP                    Common Stock              86764L108           2,811       70,000
TEVA PHARMACEUTICAL INDS LTD AD                 Foreign Common            881624209           2,535       40,000
TEXAS INSTRUMENTS INC                           Common Stock              882508104           1,315       45,000
TOLL BROS INC                                   Common Stock              889478103           1,363       30,000
UNITED TECHNOLOGIES CORP                        Common Stock              913017109           2,589       30,000
UNITEDHEALTH GROUP INC                          Common Stock              91324P102           3,222       50,000
VERIZON COMMUNICATIONS                          Common Stock              92343V104             548       15,000
VODAFONE GROUP PLC-ADR                          Foreign Common            92857W100           1,195       50,000
WASHINGTON MUTUAL INC                           Common Stock              939322103             854       20,000
WELLS FARGO & CO                                Common Stock              949746101           3,117       55,000
ZIMMER HLDGS INC                                Common Stock              98956P102           1,107       15,000

                                                                                            102,877


                   COLUMN 1                              COLUMN 6       COLUMN 7       COLUMN 8
                NAME OF ISSUER               SH/ PUT/  INVESTMENT       OTHER     VOTING AUTHORITY
                                             PRN CALL  DISCRETION      MANAGERS                SOLE SHARED  NONE
ACCENTURE LTD-CL A                             SH    Shared Other     1,2,3,4,5              25,000       0     0
ALLIANCE RESOURCE PARTNERS                     SH    Shared Other     1,2,3,4,5              40,000       0     0
ALLIANZ AG-ADR                                 SH    Shared Other     1,2,3,4,5              10,000       0     0
AMERICAN CAP STRATEGIES LTD                    SH    Shared Other     1,2,3,4,5              40,000       0     0
AMERIGAS PARTNERS LP                           SH    Shared Other     1,2,3,4,5              50,000       0     0
AMGEN INC                                      SH    Shared Other     1,2,3,4,5              40,000       0     0
APACHE CORP                                    SH    Shared Other     1,2,3,4,5              80,000       0     0
APPLIED MATERIALS INC                          SH    Shared Other     1,2,3,4,5              65,000       0     0
BANK AMERICA CORP                              SH    Shared Other     1,2,3,4,5              35,000       0     0
BANK NEW YORK INC                              SH    Shared Other     1,2,3,4,5              60,000       0     0
BARR LABS INC COM                              SH    Shared Other     1,2,3,4,5              10,000       0     0
BAXTER INTERNATL 7.000% PFD                    SH    Shared Other     1,2,3,4,5              20,000       0     0
BHP BILLITON LTD ADR                           SH    Shared Other     1,2,3,4,5              40,000       0     0
BP AMOCO PLC                                   SH    Shared Other     1,2,3,4,5              45,000       0     0
CAREMARK RX INC                                SH    Shared Other     1,2,3,4,5              30,000       0     0
CENDANT CORP                                   SH    Shared Other     1,2,3,4,5              60,000       0     0
CISCO SYSTEMS INC                              SH    Shared Other     1,2,3,4,5              10,000       0     0
CITIGROUP INC                                  SH    Shared Other     1,2,3,4,5              70,000       0     0
CORNING INC                                    SH    Shared Other     1,2,3,4,5              60,000       0     0
DELL INC                                       SH    Shared Other     1,2,3,4,5              55,000       0     0
DEVON ENERGY CORPORATION NEW                   SH    Shared Other     1,2,3,4,5              25,000       0     0
DOMINION RES BLACK WARRIOR TR                  SH    Shared Other     1,2,3,4,5              65,000       0     0
DOMINION RESOURCES INC VA                      SH    Shared Other     1,2,3,4,5              35,000       0     0
DUFF & PHELPS UTIL & CORPORATE                 SH    Shared Other     1,2,3,4,5              15,000       0     0
EQUITABLE RES INC                              SH    Shared Other     1,2,3,4,5              35,000       0     0
EXXON MOBIL CORPORATION                        SH    Shared Other     1,2,3,4,5              40,000       0     0
GENERAL ELECTRIC CORP                          SH    Shared Other     1,2,3,4,5              65,000       0     0
GREAT PLAINS ENERGY INC                        SH    Shared Other     1,2,3,4,5              65,000       0     0
GULFTERRA ENERGY PARTNERS LP                   SH    Shared Other     1,2,3,4,5              45,000       0     0
HEALTHCARE RLTY TR INC                         SH    Shared Other     1,2,3,4,5              50,000       0     0
HEWLETT PACKARD CO                             SH    Shared Other     1,2,3,4,5              35,000       0     0
HSBC HOLDINGS PLC-SPONS ADR                    SH    Shared Other     1,2,3,4,5              55,653       0     0
HUGOTON ROYALTY TRUST                          SH    Shared Other     1,2,3,4,5              75,000       0     0
ING GROEP NV SPONS ADR                         SH    Shared Other     1,2,3,4,5              30,000       0     0
INTEL CORP                                     SH    Shared Other     1,2,3,4,5              80,000       0     0
INTERNATIONAL BUSINESS MACHINES                SH    Shared Other     1,2,3,4,5              35,000       0     0
ISHARES DJ US INDUSTRIAL SEC                   SH    Shared Other     1,2,3,4,5              20,000       0     0
JDS UNIPHASE CORP                              SH    Shared Other     1,2,3,4,5              60,000       0     0
JP MORGAN CHASE & CO                           SH    Shared Other     1,2,3,4,5              70,000       0     0
KEYCORP NEW                                    SH    Shared Other     1,2,3,4,5              40,000       0     0
KINDER MORGAN ENERGY PRTNRS LP                 SH    Shared Other     1,2,3,4,5              55,000       0     0
LIBERTY PPTY TR                                SH    Shared Other     1,2,3,4,5              25,000       0     0
LUCENT TECHNOLOGIES INC                        SH    Shared Other     1,2,3,4,5              80,000       0     0
MORGAN STANLEY                                 SH    Shared Other     1,2,3,4,5              40,000       0     0
NEXTEL COMMUNICATIONS INC                      SH    Shared Other     1,2,3,4,5              35,000       0     0
NORAM ENERGY CORP    6.000%  3/                SH    Shared Other     1,2,3,4,5           2,500,000       0     0
NORTEL NETWORKS CORP                           SH    Shared Other     1,2,3,4,5              65,000       0     0
PLUM CREEK TIMBER CO INC                       SH    Shared Other     1,2,3,4,5              40,000       0     0
RITE AID CORP                                  SH    Shared Other     1,2,3,4,5              10,000       0     0
ROYAL BK 8.500% PFD SER J                      SH    Shared Other     1,2,3,4,5              20,000       0     0
SCHLUMBERGER LTD                               SH    Shared Other     1,2,3,4,5              30,000       0     0
SR HOUSING PROPERTIES TRUST REIT               SH    Shared Other     1,2,3,4,5              50,000       0     0
STATE STREET CORP                              SH    Shared Other     1,2,3,4,5              35,000       0     0
SUNOCO LOGISTICS PARTNERS LP                   SH    Shared Other     1,2,3,4,5              70,000       0     0
TEVA PHARMACEUTICAL INDS LTD AD                SH    Shared Other     1,2,3,4,5              40,000       0     0
TEXAS INSTRUMENTS INC                          SH    Shared Other     1,2,3,4,5              45,000       0     0
TOLL BROS INC                                  SH    Shared Other     1,2,3,4,5              30,000       0     0
UNITED TECHNOLOGIES CORP                       SH    Shared Other     1,2,3,4,5              30,000       0     0
UNITEDHEALTH GROUP INC                         SH    Shared Other     1,2,3,4,5              50,000       0     0
VERIZON COMMUNICATIONS                         SH    Shared Other     1,2,3,4,5              15,000       0     0
VODAFONE GROUP PLC-ADR                         SH    Shared Other     1,2,3,4,5              50,000       0     0
WASHINGTON MUTUAL INC                          SH    Shared Other     1,2,3,4,5              20,000       0     0
WELLS FARGO & CO                               SH    Shared Other     1,2,3,4,5              55,000       0     0
ZIMMER HLDGS INC                               SH    Shared Other     1,2,3,4,5              15,000       0     0